Convertible Notes (Details Narrative) - USD ($)		12 Months Ended
	Jan. 15, 2024	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Proceeds from noteholders		$ 212,679	$ 1,840,000
Capital receivables of convertible notes			1,472,000
Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 3,600,000
Original issue discount	8.00%
Note funding amount	$ 3,312,000
Interest rate	8.00%
Maturity term	36 months
Conversion price	$ 0.80
Proceeds from noteholders			1,840,000
Capital receivables of convertible notes			1,472,000
Debt discount			$ 1,108,088
Shares issued upon note conversion			4,090,909
Convertible Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrant issued	5,645,455
Exercise price	$ 1.056
Warrant share price percentage	120.00%
Warrants exercise term	5 years
Fair value of warrants			$ 820,088